UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     February 16, 2010

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          17

Form 13F Information Table Value Total:  $2,013,697



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN REPROGRAPHICS COMPANY      COM          029263100   24968  3561728  SH       Sole                 3561728
AVID TECHNOLOGY, INC.               COM          05367P100  111223  8716509  SH       Sole                 8716509
CAREER EDUCATION CORP.              COM          141665109  374768 16077575  SH       Sole                16077575
CB RICHARD ELLIS GROUP, INC.        COM          12497t101  512350 37756105  SH       Sole                37756105
COLLECTIVE BRANDS, INC.             COM          19421W100   63556  2791237  SH       Sole                 2791237
ECHOSTAR CORPORATION                COM          278768106   33086  1642818  SH       Sole                 1642818
ELECTRONICS FOR IMAGING, INC.       COM          286082102   19679  1517249  SH       Sole                 1517249
ERESEARCH TECHNOLOGY, INC.          COM          29481V108   33847  5631806  SH       Sole                 5631806
FIRST AMERICAN CORP.                COM          318522307  138355  4178634  SH       Sole                 4178634
ITT EDUCATIONAL SERVICES INC.       COM          45068b109  352987  3678482  SH       Sole                 3678482
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109   49725 17265635  SH       Sole                17265635
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357c503   21026  3557767  SH       Sole                 3557767
ROVI CORP.                          COM          779376102   55398  1738238  SH       Sole                 1738238
SBA COMMUNICATIONS CORP.            COM          78388J106   92842  2717845  SH       Sole                 2717845
SEI INVESTMENTS COMPANY             COM          784117103   63559  3627781  SH       Sole                 3627781
SYMMETRY MEDICAL, INC.              COM          871546206   11257  1396600  SH       Sole                 1396600
WILLIAMS SONOMA, INC.               COM          969904101   55071  2650185  SH       Sole                 2650185